SHORT-TERM AND LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM AND LONG-TERM LOANS
Schedule of short-term and long-term loans

	As of December 31,
	2023	2024
	US$	US$
Short-term loans	1,412	1,391
Long-term loans, current portion	16,103	40,481
Long-term loans, less current portion	167,570	125,308
Total long-term loans	183,673	165,789

Schedule of principal terms of long-term bank borrowings

	As of December 31,		Contractual	Primary
Item	2023	2024	Maturity	Collateral
	US$	US$
Long-term loan 1	7,499	5,115	March 2027	Building
Long-term loan 2	18,233	14,182	August 2028	Building
Long-term loan 3	33,039	28,755	April 2029	Building
Long-term loan 4	39,533	37,561	July 2041	Building
Long-term loan 5	85,369	80,176	May 2038	Building
Total long-term loan	183,673	165,789